Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
11. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31
	2021	2022
	US$	US$
Wages and bonus	53,677	53,987
Dividends	52,175	691
License fees and royalties	10,066	7,145
Research and development payable	6,949	9,355
Fixture	6,471	1,683
Treasury stock	4,315	—
Lease liabilities – current portion	2,899	3,204
Equipment	2,739	2,311
Professional fees	1,994	3,986
Contract liabilities	2,399	6,909
Others	8,984	9,989

	152,668	99,260